UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-8081

Name of Fund:  BlackRock MuniHoldings Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock MuniHoldings Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments


BlackRock MuniHoldings Fund, Inc.


Schedule of Investments as of January 31, 2007                                                                     (In Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                        Value
Alabama - 4.2%       $   1,590   Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue
                                 Refunding Bonds (Ascension Health Credit), Series C-2, 5% due 11/15/2036             $     1,647
                         1,160   Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue
                                 Refunding Bonds (Ascension Health Credit), Series C-2, 5% due 11/15/2039                   1,199
                         1,750   Camden, Alabama, IDB, Exempt Facilities Revenue Bonds (Weyerhaeuser Company),
                                 Series A, 6.125% due 12/01/2024                                                            1,910
                         4,550   Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5%
                                 due 1/01/2024                                                                              4,741

Arizona - 3.1%             900   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project 1), Series A, 6.50% due 7/01/2012                                                    918
                         2,200   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project 1), Series A, 6.75% due 7/01/2029                                                  2,237
                         2,215   Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                 Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                           2,260
                         1,000   Pinal County, Arizona, COP, 5% due 12/01/2029                                              1,036
                           510   Show Low, Arizona, Improvement District Number 5, Special Assessment Bonds, 6.375%
                                 due 1/01/2015                                                                                522

Arkansas - 0.9%          2,000   University of Arkansas, University Construction Revenue Bonds (UAMS Campus),
                                 Series B, 5% due 11/01/2023 (h)                                                            2,110

California - 19.2%         875   Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 5.60%
                                 due 7/01/2013                                                                                908
                         2,965   California Infrastructure and Economic Development Bank, Insured Revenue Bonds (Rand
                                 Corporation), Series A, 5.50% due 4/01/2032 (b)                                            3,158
                         2,400   California State, GO, 5.50% due 4/01/2014 (i)                                              2,658
                           100   California State, GO, 5.50% due 4/01/2028                                                    109
                         6,800   California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                                 Series C, 5.25% due 6/01/2028                                                              7,183
                         3,870   California Statewide Communities Development Authority, Health Facility Revenue
                                 Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                              4,269


Portfolio Abbreviations


To simplify the listings of BlackRock MuniHoldings Fund, Inc.'s portfolio holdings in the Schedule of Investments,we have abbreviated the names of many of the securities according to the list below.


AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
EDA            Economic Development Authority
GO             General Obligation Bonds
HDA            Housing Development Authority
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDB            Industrial Development Board
IDR            Industrial Development Revenue Bonds
PCR            Pollution Control Revenue Bonds
VRDN           Variable Rate Demand Notes



BlackRock MuniHoldings Fund, Inc.


Schedule of Investments as of January 31, 2007 (concluded)                                                         (In Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                        Value
California           $   2,000   East Side Union High School District, California, Santa Clara County, GO
(concluded)                      (Election of 2002), Series D, 5% due 8/01/2021 (k)                                   $     2,133
                         1,165   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series A-3, 7.875% due 6/01/2042                                            1,420
                         8,745   Los Angeles, California, Unified School District, GO, Series A, 5% due
                                 7/01/2013 (h)(i)                                                                           9,373
                         2,405   Montebello, California, Unified School District, GO, 5.61% due 8/01/2022 (c)(m)            1,227
                         2,455   Montebello, California, Unified School District, GO, 5.61% due 8/01/2023 (c)(m)            1,195
                         2,095   Oceanside, California, Unified School District, GO (Election of 2000), Series C,
                                 5.25% due 8/01/2032 (h)                                                                    2,214
                         3,490   Sequoia, California, Unified High School District, GO, Refunding, Series B, 5.50%
                                 due 7/01/2035 (e)                                                                          3,889
                         1,000   Sunnyvale, California, School District, GO (Election of 2004), Series A, 5% due
                                 9/01/2026 (e)                                                                              1,058
                         2,915   Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                 (Community Facilities District Number 97-1), Series A, 5% due 9/01/2032 (e)                3,020

Colorado - 1.7%          2,645   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series A, 7.35% due 9/01/2031                                                              2,799
                         1,000   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                 (Public Improvement Fees), 8.125% due 12/01/2025                                           1,007

Connecticut - 2.4%       2,165   Connecticut State Development Authority, Airport Facility Revenue Bonds (Learjet
                                 Inc. Project), AMT, 7.95% due 4/01/2026                                                    2,602
                         2,735   Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project), AMT, 8%
                                 due 4/01/2030                                                                              2,962

Florida - 9.3%           2,900   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                 Bonds (Adventist Health System), Series G, 5.125% due 11/15/2032                           3,019
                         2,340   Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                                 5.24% due 10/01/2037 (h)(m)                                                                  499
                         2,250   Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series A, 6.25% due 5/01/2037                                                       2,440
                         2,550   Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series B, 6.50% due 5/01/2037                                                       2,808
                         3,225   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando
                                 Regional Healthcare), 6% due 12/01/2012 (i)                                                3,566
                         2,095   Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue
                                 Bonds (JetBlue Airways Corp.), AMT, 6.50% due 11/15/2036                                   2,257
                           800   Orlando, Florida, Urban Community Development District, Capital Improvement Special
                                 Assessment Bonds, Series A, 6.95% due 5/01/2033                                              863
                           725   Palm Coast Park Community Development District, Florida, Special Assessment Revenue
                                 Bonds, 5.70% due 5/01/2037                                                                   741
                         1,645   Preserve at Wilderness Lake, Florida, Community Development District, Capital
                                 Improvement Bonds, Series A, 5.90% due 5/01/2034                                           1,711
                         1,000   Tern Bay Community Development District, Florida, Capital Improvement Revenue
                                 Refunding Bonds, Series A, 5.375% due 5/01/2037                                            1,001
                         2,300   West Villages Improvement District, Florida, Special Assessment Revenue Refunding
                                 Bonds (Unit of Development Number 2), 5.80% due 5/01/2036                                  2,393

Georgia - 0.8%           1,750   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90%
                                 due 12/01/2024                                                                             1,935

Illinois - 3.4%          1,000   Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Refunding
                                 Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                               1,030
                         1,200   Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due 12/01/2032        1,298
                         4,000   Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Sub-Series C-2, 5.35% due
                                 2/01/2027                                                                                  4,121
                           700   Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                                 Series A, 6% due 5/15/2025                                                                   742
                           625   Naperville, Illinois, IDR (General Motors Corporation), Refunding, VRDN, 8% due
                                 12/01/2012 (f)                                                                               625

Indiana - 2.7%           8,985   Allen County, Indiana, Redevelopment District Tax Increment Revenue Bonds (General
                                 Motors Development Area), 7% due 5/15/2008 (i)(m)                                          6,088

Kentucky - 0.9%          2,000   Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer and
                                 Drain System Revenue Bonds, Series A, 5.50% due 5/15/2034 (h)                              2,144

Louisiana - 4.3%         4,115   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                 Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036               4,317
                         1,750   New Orleans, Louisiana, Financing Authority Revenue Bonds (Xavier University of
                                 Louisiana Project), 5.30% due 6/01/2026 (h)                                                1,835
                         3,540   New Orleans, Louisiana, GO (Public Improvements), 5% due 10/01/2033 (h)                    3,660

Maryland - 3.0%          1,875   Anne Arundel County, Maryland, Special Obligation Revenue Bonds (Arundel Mills
                                 Project), 7.10% due 7/01/2009 (i)                                                          2,049
                         1,760   Maryland State Economic Development Corporation, Student Housing Revenue Bonds
                                 (University of Maryland College Park Project), 6.% due 6/01/2013 (i)                       1,978
                         2,750   Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                                 (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                   2,765

Massachusetts - 3.6%     2,900   Massachusetts State HFA, Housing Revenue Bonds, AMT, Series A, 5.25% due 12/01/2048        2,983
                         5,000   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (e)                                                             5,274

Michigan - 3.0%          1,400   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley Medical
                                 Center), Series A, 6% due 7/01/2020 (a)                                                    1,525
                           300   Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health Credit Group),
                                 VRDN, Series F, 3.69% due 11/01/2018 (f)                                                     300
                         3,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series B, 5.65% due 9/01/2029              3,167
                         1,300   Michigan State Strategic Fund, PCR (General Motors Corporation Project), VRDN, 7%
                                 due 12/01/2008 (f)                                                                         1,300
                           500   Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (William Beaumont Hospital), VRDN, Series T, 3.68% due 1/01/2020 (b)(f)                      500

Minnesota - 1.6%         3,500   Minneapolis, Minnesota, Community Development Agency, Supported Development Revenue
                                 Refunding Bonds, Series G-3, 5.45% due 12/01/2011 (i)                                      3,748

Mississippi - 5.3%       7,675   Claiborne County, Mississippi, PCR, Refunding (System Energy Resources Inc. Project),
                                 6.20% due 2/01/2026                                                                        7,706
                         2,500   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy
                                 Resources Inc. Project), 5.90% due 5/01/2022                                               2,526
                         1,000   Mississippi Development Bank, Special Obligation Revenue Refunding Bonds (Gulfport
                                 Water and Sewer System Project), 5.25% due 7/01/2017 (e)                                   1,097
                           810   Mississippi Development Bank, Special Obligation Revenue Refunding Bonds (Gulfport
                                 Water and Sewer System Project), 5.25% due 7/01/2019 (e)                                     886

Missouri - 1.4%          1,915   Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                                 Bluffs), 7% due 10/01/2011 (i)                                                             2,185
                         1,000   Missouri State Development Finance Board, Infrastructure Facilities Revenue Refunding
                                 Bonds (Branson), Series A, 5.50% due 12/01/2032                                            1,050

New Jersey - 12.8%       5,385   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                           5,787
                         2,280   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                           2,435
                         1,475   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc. Facility),
                                 Series A, 7.25% due 11/15/2011 (i)                                                         1,681
                         2,600   New Jersey EDA, Retirement Community Revenue Bonds (Seabrook Village Inc.), Series A,
                                 8.25% due 11/15/2010 (i)                                                                   2,990
                         1,965   New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125% due
                                 3/01/2030                                                                                  2,073
                         1,000   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                 AMT, 6.625% due 9/15/2012                                                                  1,085
                         2,950   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                 AMT, 6.25% due 9/15/2029                                                                   3,075
                         3,325   New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey
                                 Hospital), 6% due 7/01/2012 (i)                                                            3,658
                         3,500   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                                 1/01/2030 (e)                                                                              3,677
                         2,315   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                 7% due 6/01/2013 (i)                                                                       2,718

New Mexico - 2.7%        2,000   Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San
                                 Juan Project), Series A, 6.30% due 12/01/2016                                              2,043
                         3,720   New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds,
                                 Series A, 5.125% due 6/15/2018 (h)                                                         4,004

New York - 14.7%         1,185   Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint
                                 Francis Hospital), Series A, 7.50% due 3/01/2029                                           1,315
                         1,400   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 5%
                                 due 2/15/2047                                                                              1,461
                           535   New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80%
                                 due 6/01/2028                                                                                586
                           725   New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                                 Airlines Inc. Project), AMT, 8% due 11/01/2012                                               804
                           725   New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                                 Airlines Inc. Project), AMT, 8.375% due 11/01/2016                                           812
                         9,115   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2020 (h)                                                            9,708
                         3,680   New York State Dormitory Authority Revenue Bonds (School Districts Financing Program),
                                 Series D, 5.25% due 10/01/2023 (h)                                                         3,921
                         3,150   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.50% due 6/01/2018                                                                        3,378
                         3,500   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2017                                                                        3,718
                         3,800   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2020 (c)                                                                    4,114
                         1,400   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2022                                                                        1,511
                         2,080   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                                 Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                            2,228

North Carolina - 1.8%    4,320   North Carolina Capital Facilities Finance Agency, Revenue Refunding Bonds (Duke
                                 University Project), Series B, 4.25% due 7/01/2042                                         4,055

Pennsylvania - 6.7%      1,700   Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice
                                 Inc.), Series A, 6.25% due 1/01/2035                                                       1,801
                         3,500   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                 Bonds (National Gypsum Company), AMT, Series B, 6.125% due 11/01/2027                      3,654
                           725   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75% due
                                 12/01/2017                                                                                   727
                         2,500   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development (Days Inn),
                                 Refunding, Series B, 6.50% due 2/01/2007 (i)                                               2,550
                         1,105   Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                 Revenue Bonds (Arbor House Inc. Project), Series E, 6.10% due 7/01/2033                    1,167
                         1,245   Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                 Revenue Bonds (Saligman House Project), Series C, 6.10% due 7/01/2033                      1,315
                         3,500   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                 Healthcare System), Series B, 7.125% due 12/01/2031                                        4,143

Rhode Island - 1.4%      2,820   Rhode Island State Health and Educational Building Corporation, Hospital Financing
                                 Revenue Bonds (Lifespan Obligation Group), 6.50% due 8/15/2012 (i)                         3,188

South Carolina - 1.5%    3,020   Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
                                 Refunding Bonds, Series A, 6.375% due 8/15/2012 (i)                                        3,405

Tennessee - 7.3%         4,280   Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds, 7.75%
                                 due 8/01/2017                                                                              4,398
                         4,575   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (i)                    5,191
                         3,500   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Saint Jude Children's Research Hospital), 5% due 7/01/2031        3,655
                         3,400   Tennessee Educational Loan Revenue Bonds (Educational Funding South Inc.), AMT,
                                 Senior Series B, 6.20% due 12/01/2021                                                      3,406

Texas - 11.9%            1,300   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds
                                 (American Airlines Inc. Project), AMT, 7.50% due 12/01/2029                                1,326
                         4,000   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                 First Tier, Series A, 6.70% due 1/01/2011 (i)                                              4,409
                         2,340   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                                 Series B, 7.75% due 12/01/2018                                                             2,471
                         3,655   Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                                 Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%
                                 due 5/15/2033                                                                              4,084
                         1,800   Houston, Texas, Health Facilities Development Corporation, Retirement Facility
                                 Revenue Bonds (Buckingham Senior Living Community), Series A, 7.125% due 2/15/2034         2,006
                         3,000   Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT,
                                 6.375% due 4/01/2027                                                                       3,071
                         1,485   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                 (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                          1,567
                         1,425   Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                 Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due
                                 11/01/2031                                                                                 1,464
                         3,890   Texas State Department of Housing and Community Affairs, Residential Mortgage
                                 Revenue Bonds, AMT, Series A, 5.70% due 1/01/2033 (d)                                      3,925
                         2,785   Texas State Department of Housing and Community Affairs, Residential Mortgage
                                 Revenue Refunding Bonds, AMT, Series B, 5.25% due 7/01/2022 (d)                            2,850

Vermont - 1.1%           2,370   Vermont Educational and Health Buildings Financing Agency, Revenue Bonds
                                 (Developmental and Mental Health), Series A, 6% due 6/15/2017                              2,470

Virginia - 5.3%          1,150   Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),
                                 Series A, 5.875% due 6/01/2017                                                             1,232
                         3,000   Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                                 Series A, 6.10% due 2/01/2011 (b)                                                          3,230
                         3,825   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series A,
                                 5.50% due 8/15/2008 (i)                                                                    4,001
                         1,500   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series B,
                                 8.40% due 8/15/2008 (i)(m)                                                                   426
                           300   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series B,
                                 8.80% due 8/15/2008 (i)(m)                                                                    80
                         3,035   Tobacco Settlement Financing Corporation of Virginia, Asset-Backed Revenue Bonds,
                                 5.625% due 6/01/2037                                                                       3,243

Washington - 0.6%        1,360   Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing Project),
                                 6.125% due 12/01/2032                                                                      1,392

Wisconsin - 1.2%           825   Wisconsin State Health and Educational Facilities Authority Revenue Bonds (New
                                 Castle Place Project), Series A, 7% due 12/01/2031                                           860
                         1,755   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                 (Synergyhealth Inc.), 6% due 11/15/2032                                                    1,899

Puerto Rico - 0.9%       2,060   Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                                 Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                                 Series A, 6.45% due 12/01/2025                                                             2,103

U.S. Virgin               3,460  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 1.7%                   Coker Project), AMT, 6.50% due 7/01/2021                                                   3,894

                                 Total Municipal Bonds (Cost - $305,563) - 142.4%                                         325,336



                                 Municipal Bonds Held in Trust (g)
California - 3.2%        6,810   California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and
                                 Electric), AMT, Series A, 5.35% due 12/01/2016 (h)                                         7,258

Maryland - 5.1%         10,835   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
                                 due 9/01/2039 (k)                                                                         11,707

New York - 2.0%          4,240   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5.25% due 10/15/2027 (b)                                                         4,580

South Carolina - 5.2%   11,600   South Carolina State Ports Authority, Ports Revenue Bonds, AMT, 5.30% due
                                 7/01/2026 (e)                                                                             11,871

Texas - 5.3%            11,760   Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior Lien, Series A,
                                 5.25% due 8/15/2035 (e)                                                                   12,218

                                 Total Municipal Bonds Held in Trust (Cost - $47,598) - 20.8%                              47,634



                        Shares
                          Held   Short-Term Securities
                             9   Merrill Lynch Institutional Tax-Exempt Fund, 3.46% (j)(l)                                      9

                                 Total Short-Term Securities (Cost - $9) - 0.0%                                                 9

                                 Total Investments (Cost - $353,170*) - 163.2%                                            372,979
                                 Other Assets Less Liabilities - 1.5%                                                       3,430
                                 Liability for Trust Certificates, Including Interest Expense Payable - (10.0%)          (22,866)
                                 Preferred Stock, at Redemption Value - (54.7%)                                         (125,077)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $   228,466
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $         330,550
                                                  =================
    Gross unrealized appreciation                 $          20,169
    Gross unrealized depreciation                             (363)
                                                  -----------------
    Net unrealized appreciation                   $          19,806
                                                  =================

(a) ACA Insured.

(b) AMBAC Insured.

(c) FGIC Insured.

(d) FNMA/GNMA Collateralized.

(e) FSA Insured.

(f) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(g) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(h) MBIA Insured.

(i) Prerefunded.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                      Net         Dividend
    Affiliate                                       Activity       Income

    Merrill Lynch Institutional Tax-Exempt Fund        -             -+

       + Amount is less than $1,000.


(k) XL Capital Insured.

(l) Represents the current yield as of January 31, 2007.

(m) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniHoldings Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniHoldings Fund, Inc.


Date:  March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniHoldings Fund, Inc.


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock MuniHoldings Fund, Inc.


Date:  March 26, 2007